Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO CommodityRealReturn® Strategy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Administrative Class shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 227% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	227.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then hold or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. “Real Return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred securities as well as convertible securities of issuers in commodity-related industries. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO’s discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models. The Portfolio will generally seek to gain exposure to the commodity markets primarily through investments in swap agreements, futures, and options on futures and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “CRRS Subsidiary”). The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the CRRS Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio may invest up to 25% of its total assets in the CRRS Subsidiary. The derivative instruments in which the Portfolio and the CRRS Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the CRRS Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio’s or the CRRS Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio’s portfolio may deviate from the returns of any particular commodity index. The Portfolio or the CRRS Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio’s net assets. The Portfolio may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. Assets not invested in commodity-linked derivative instruments or the CRRS Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Portfolio may invest its assets in particular sectors of the commodities market. The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries, except the Portfolio may invest without limit in investment grade sovereign debt issued by emerging markets issuers that is denominated in the relevant country’s local currency with less than 1 year remaining to maturity. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred securities. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio’s Administrative Class shares. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.In addition to the Portfolio’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index.Effective July 24, 2024, the Portfolio’s regulatory index is the S&P 500 Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The supplemental index shown is the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by U.S. T-bills.Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the Portfolio’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index.Effective July 24, 2024, the Portfolio’s regulatory index is the S&P 500 Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The supplemental index shown is the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by U.S. T-bills.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-87-PIMCO
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pimco.com/pvit
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Administrative Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best QuarterMarch 31, 202224.32%Worst QuarterMarch 31, 2020-27.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the Portfolio’s regulatory index is the S&P 500 Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market.
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Portfolio.
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model Risk: the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Commodity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Risk: the risk that investing in commodity-linked derivative instruments, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities underlying such derivatives may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio's guidelines), which generally carry higher levels of the foregoing risks
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Foreign Non US Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Inflation Indexed Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including U.S. Treasury Inflation-Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Subsidiary Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Subsidiary Risk: the risk that, by investing in the CRRS Subsidiary, the Portfolio is indirectly exposed to the risks associated with the CRRS Subsidiary’s investments. The CRRS Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the CRRS Subsidiary will be achieved
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Gold Related Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Gold-Related Risk: the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Short Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Collateralized Loan Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk: the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO's manager may perform poorly
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.28%
1 Year	rr_ExpenseExampleYear01	$ 231
3 Years	rr_ExpenseExampleYear03	745
5 Years	rr_ExpenseExampleYear05	1,286
10 Years	rr_ExpenseExampleYear10	$ 2,764
2015	rr_AnnualReturn2015	(25.70%)
2016	rr_AnnualReturn2016	15.16%
2017	rr_AnnualReturn2017	2.15%
2018	rr_AnnualReturn2018	(14.13%)
2019	rr_AnnualReturn2019	11.43%
2020	rr_AnnualReturn2020	1.35%
2021	rr_AnnualReturn2021	33.34%
2022	rr_AnnualReturn2022	8.61%
2023	rr_AnnualReturn2023	(7.85%)
2024	rr_AnnualReturn2024	4.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.08%)
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	1.65%
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Administrative Class | PIMCO CommodityRealReturn Strategy Portfolio | Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	1.28%

[1]	“Other Expenses” include interest expense of 1.39%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.89% for Administrative Class shares.
[2]	PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.